Finance and other costs (Tables)	12 Months Ended
Mar. 31, 2022
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Detailed Information about Finance and Other Costs
For the year ended March 31,
	2020		2021		2022		2022
	( ₹ in million)		( ₹ in million)		( ₹ in million)		(US dollars in million)
Interest expense on financial liabilities at amortised cost (1)		56,175		51,844		47,124		621
Unwinding of discount on provisions		962		721		777		10
Net foreign exchange loss/(gain) on borrowings and creditors for capital expenditure		4,789		(180)		1,455		19
Transaction costs paid to the ultimate parent company (Refer Note 35(f))		—		1,032		—		—
Other finance costs		2,588		2,502		2,985		39
Net interest on defined benefit arrangements		212		194		212		3
Capitalisation of finance costs (2)		(10,169)		(3,158)		(3,126)		(41)

		54,557		52,955		49,427		651

Notes:

(1)	Includes interest expense on lease liabilities for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 of ₹ 247 million, ₹ 278 million and ₹ 136 million ($ 2 million)
(2)
Interest rate of 7.49%, 6.91% and 7.87% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 respectively.